Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation

Note 20. Share-Based Compensation

The amounts of share-based compensation expenses included in applicable costs of revenues and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cost of revenues	$682	481	157
Research and development	17,662	15,345	9,414
General and administrative	2,367	2,193	1,108
Sales and marketing	3,163	2,612	1,453
Total compensation	$23,874	20,631	12,132
Income tax benefit	$4,896	4,201	2,545

(a)	Long-term Incentive Plan
(i)	Restricted share Units (RSUs)

On September 7, 2011, the Company’s shareholders approved a long-term incentive plan. The amended and restated plan was amended and restated by extending its duration to September 6, 2025, which was approved by the Company’s shareholders at the annual general meeting held on August 16, 2022. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 26, 2018, the Company’s compensation committee made grants of 676,273 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.15% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $3,778 thousand, a subsequent 0.95% will vest on each of September 30, 2019, 2020 and 2021 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2020, the Company’s compensation committee made grants of 1,402,714 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 98.68% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $4,762 thousand, a subsequent 0.44% will vest on each of September 30, 2021, 2022 and 2023 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2021, the Company’s compensation committee made grants of 2,604,545 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 85.63% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $23,174 thousand, a subsequent 4.79% will vest on each of September 30, 2022, 2023 and 2024 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2022, the Company’s compensation committee made grants of 3,987,509 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 86.41% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $17,535 thousand, a subsequent 4.53% will vest on each of September 30, 2023, 2024 and 2025 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2023, the Company’s compensation committee made grants of 1,710,607 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.45% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,468 thousand, a subsequent 0.85% will vest on each of September 30, 2024, 2025 and 2026 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On November 9, 2022, the Company’s compensation committee made the unvested RSUs generally include forfeitable dividend-equivalent rights, which entitle holders of RSUs to the same dividend value per share as holders of common stock. The dividend-equivalent rights are subject to the same vesting and other terms and conditions as the underlying RSUs.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $5.76 per ADS, $3.44 per ADS, $10.39 per ADS, $5.09 per ADS and $5.68 per ADS on September 26, 2018, September 28, 2020, September 28, 2021, September 28, 2022 and September 26, 2023, respectively.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value
Balance at January 1, 2021	22,889	$3.88
Granted	2,604,545	10.39
Vested	(2,237,499)	10.37
Forfeited	(3,415)	4.38
Balance at December 31, 2021	386,520	10.17
Granted	3,987,509	5.09
Vested	(3,563,177)	5.25
Forfeited	(18,643)	10.15
Balance at December 31, 2022	792,209	6.71
Granted	1,710,607	5.68
Vested	(1,974,496)	5.91
Forfeited	(2,355)	9.81
Balance at December 31, 2023	525,965	6.36

As of December 31, 2023, the total compensation cost related to the unvested RSUs not yet recognized was $1,415 thousand. The weighted-average period over which it is expected to be recognized is 1.6 years.

In 2021, 2022 and 2023, the Company settled RSUs release with shares buyback of 14,264 shares, 235,910 shares and 615,052 shares, respectively.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cost of revenues	$676	472	153
Research and development	17,592	15,097	9,353
General and administrative	2,343	1,934	1,108
Sales and marketing	3,149	2,497	1,449
Total compensation	$23,760	20,000	12,063
Income tax benefit	$4,896	4,201	2,545

(ii)	Employee stock options

On September 23, 2019, the Company’s compensation committee approved a plan to grant stock options, the 2019 plan, to certain employees. The 2019 plan authorizes grants to purchase up to 3,000,000 units ADS, representing 6,000,000 shares of the Company’s ordinary share. 2,226,690 units of stock option to purchase 2,226,690 units ADS were grant to certain employees at an exercise price of $2.27 on September 30, 2019.

The 2019 plan has two years contractual life and one year vesting period. Based on the vesting schedule, 50% of the options vest half year after the date of grant and 50% of the options vest one year after the date of grant. The Company recognized compensation expenses before 2021.

During 2020, 114,500 units, 39,000 units and 10,000 units of stock option to purchase 114,500 units, 39,000 units and 10,000 units ADS were grant to certain employees at an exercise price of $2.74, $3.9 and $3.35 on March 31, 2020, August 11, 2020 and September 25, 2020, respectively. The options granted in 2020 were fully vested on October 1, 2020. The Company recognized compensation expenses before 2021.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. The Company uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. The risk-free rates for the expected term of the options are based on the interest rates of 1 years and 1.5 years U.S. Treasury yield at the time of grant.

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term
Balance at January 1, 2021	578,468	$2.36	0.54
Exercised	(524,387)	2.37
Expired	(54,081)	2.27
Balance at December 31, 2021	—	—	—
Exercisable at December 31, 2021	—	—	—

(b)	Employee stock options
(i)	On March 19, 2021, board of directors of CM Visual Technology Corp. approved a plan to grant stock options, the 2021 plan, to certain employees. This plan authorizes grants to purchase up to 3,000,000 shares of CM Visual Technology Corp.’ authorized but unissued ordinary shares. The exercise price was NT$10 (US$0.36).

The 2021 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant.The Company recognized compensation expenses of $71 thousand, $76 thousand and $69 thousand in 2021, 2022 and 2023, respectively. Such compensation expense was recorded as cost of revenues, sales and marketing expenses, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the years ended December 31, 2021, 2022 and 2023, respectively.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. CM Visual Technology Corp. uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since CM Visual Technology Corp.’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

	2021 plan
	Granted in	Granted in
	2021	2023
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.82%	44.17%
Expected term (years)	3.125	3.125
Risk-free interest rate	0.223%	1.081%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	—	$—
Granted	2,791,000	0.36
Exercised	—	—
Forfeited	(120,000)	0.36
Balance at December 31, 2021	2,671,000	0.36	3.5
Exercised	—	—
Forfeited	(380,000)	0.36
Balance at December 31, 2022	2,291,000	0.36	2.5
Granted	288,000	0.33
Exercised	—	—
Effect of capital reduction	(1,289,500)	0.36
Forfeited	—	—
Balance at December 31, 2023	1,289,500	0.50	1.5
Exercisable at December 31, 2023	572,750	0.50	1.5

(ii)

On June 28, 2021, board of directors of Liqxtal Technology Inc. approved a plan to grant stock options, the 2021 plan, to certain employees. This plan authorizes grants to purchase up to 1,000,000 shares of Liqxtal Technology Inc.’ authorized but unissued ordinary shares. The exercise price was NT$18 (US$0.65).

The 2021 plan has one and half years contractual life and one year vesting period. Based on the vesting schedule, 100% of the options vest one year after the date of grant. The Company recognized compensation expenses of $43 thousand and $33 thousand in 2021 and 2022, respectively. Such compensation expense was recorded as sales and marketing expenses, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the years ended December 31, 2021 and 2022, respectively.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Liqxtal Technology Inc. uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Liqxtal Technology Inc.’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 2 years ROC central government bond at the time of grant.

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	30.06%
Expected term (years)	1.25
Risk-free interest rate	0.107%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	—	$—
Granted	1,000,000	0.65
Exercised	—	—
Forfeited	(90,000)	0.65
Balance at December 31, 2021	910,000	0.65	1.0
Exercised	(840,000)	0.65
Forfeited	(70,000)	0.65
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—

(iii) On January 28, 2022, board of directors of EMZA approved a plan to grant stock options, the 2022 Option Plan, to certain employees. This plan authorizes grants to purchase up to 179,690 shares of EMZA’s authorized but unissued ordinary shares. The exercise price was $20.49.

All Options granted under this 2022 Option Plan shall vest over a 4-year period, with 25% thereof vesting on the end of a 12-month period following the date of grant, and the remaining 75% thereof vesting in 12 equal portions at the end of each 3-month period thereafter. The Company recognized compensation expenses of $522 thousand in 2022, including 2022 Option Plan cancelled and recognized compensation expenses of $219 thousand. Such compensation expense was recorded as sales and marketing expenses, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the years ended December 31, 2022.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. EMZA uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since EMZA’s shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 5 years Israel non-indexed government bond at the time of grant.

2022 Option Plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	54.05%
Expected term (years)	6.11
Risk-free interest rate	0.65%

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2022	—	$—
Granted	150,940	20.49	6.11
Exercised	—	—
Forfeited	(1,797)	20.49
Cancelled	(149,143)	20.49
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—